ACQUISITION	12 Months Ended
Dec. 31, 2019
ACQUISITION
ACQUISITION

23. ACQUISITION

Acquisition completed in 2017:

(1)	Bay State College Inc.

In 2017, the Group entered into one acquisition agreement. The details are as follow:

Intangibles
	Date of	Purchase		with	Amortizable
	acquisition	price	Goodwill	indefinite life	intangibles
		RMB	RMB	RMB	RMB
Entity acquired during the year ended December 31, 2017
(1) Bay State College Inc.	November 20, 2017	22,830	5,212	5,920	1,438

On November 20, 2017, Ambow BSC Inc. acquired 100% of the outstanding shares of common stock of Bay State College, Inc., which owns and operates Bay State College (the “BSC”), a higher education institution offering career-focused post-secondary education with Associates and Bachelor’s programs in Business, Information Technology, Healthcare, Criminal Justice and Fashion. The acquisition date is determined based on the date at which the Group obtained control of the acquiree.

Management of the Group is responsible for determining the fair value of consideration transferred, assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser.

The total purchase price of RMB 22,830 (US$ 3,494) consisted of cash consideration of RMB 16,064 (US$ 2,459) and contingent consideration of RMB 6,766 (US$ 1,036). The contingent consideration payable was subject to the performance of the acquiree in the future years. The fair value of the contingent consideration was estimated by using income approach, which was the discounted future payment determined by the projected EBITDA of BSC during the assessing period. Please also see Note 29 -Fair Value Measurements. As of December 31, 2019, the fair value of the contingent consideration was nil as the Group lowered projected EBITDA of BSC during the assessing period. The decreased RMB 5,444 and 1,322 was recognized as gain from fair value change of contingent consideration payable in the years of 2018 and 2019, respectively.

The purchase price exceeded the fair value of the net tangible assets acquired from Bay State College Inc. and as a result, the Group recorded goodwill in connection with this transaction. The goodwill acquired resulted primarily from the Group’s expected synergies from the integration of businesses acquired into the Group’s service and product offerings.

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

•	Property and equipment was valued using the cost approach;
•	Brand were valued using the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;
•	Student populations was valued using the multi-period excess earning method approach;
•	All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

Acquisition-related costs incurred for the acquisitions have been expensed as incurred in general and administrative expense.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	15,231
Prepaid and other current assets	3,921
Property and equipment	9,096
Intangible assets:
Brand	5,920	Indefinite
Students population	1,438	3.3
Goodwill	5,212
Other non-current assets	745
Total assets	41,563
Deferred revenue	(3,685)
Accounts payable	(1,555)
Accrued and other liabilities	(9,004)
Income tax payable	20
Other non-current liabilities	(3,143)
Deferred tax assets, net of deferred tax liabilities	(1,366)
Total	22,830

Of the RMB 7,358 of acquired intangible assets, RMB 5,920 was assigned to brand that are not subject to amortization. The remaining amortizable intangible assets of RMB 1,438 have a useful life of 3.3 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Bay State College Inc. and the goodwill arising on its acquisition are classified within the CP&CE Programs.

The net revenue and net income arising from acquisition of Bay State College Inc. made in period from acquisition date to December 31, 2017 that are included in the Group’s consolidated income statement for the year ended December 31, 2017 were RMB 6,430 and RMB 295, respectively. The RMB 16,064 (US$ 2,459) of cash consideration less cash acquired of RMB 15,231 (US$ 2,331) resulted in a net cash outlay of RMB 833 (US$128).

Acquisition completed in 2019:

(2)Ten Tutoring Centers controlled by Beijing Xinganxian

In February 2019, Beijing Xinganxian entered into an agreement with Beijing Jinghan Taihe Education Technology Co., Ltd. (“Jinghan Taihe”) to operate its ten branch companies located in Beijing for ten years from March 1, 2019 to February 28, 2029. Such ten branch companies operate ten centers to provide after school tutoring services to primary and secondary students. According to the Company’s assessment, starting from April 1, 2019 (“the acquisition date”), Beijing Xinganxian had the right to determine all business activities and to receive the expected residual return, also had the obligation to absorb expected loss of ten branch companies. Therefore Beijing Xinganxian obtained substantial controls over the ten branch companies from April 1, 2019. Beijing Xinganxian also has the sole discretion to renew the agreement for another ten years.

The Company applied the acquisition method under ASC 805 Business Combinations regarding the consolidation of the ten branch companies. Pursuant to the agreement, on February 28, 2029, Jinghan Taihe shall pay to Beijing Xinganxian: (i) RMB 27,871 which is the balances of deferred revenue of the ten branch companies as of the acquisition date; (ii) the rental, payroll and welfare payables related to the contracts entered into by Jinghan Taihe as of and after the acquisition date that is going to be paid by Beijing Xinganxian, the estimated amount is RMB 14,342 as of acquisition date. Purchase price of this arrangement is negative consideration, which include: the present value of item (i) and (ii) above in the amount of RMB 5,878 and RMB 3,222, respectively.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

		Amortization
		Period (in
	RMB	years)

Property and equipment	1,023
Intangible assets:
Trademark	2,322	3
Workforce	1,870	2
Goodwill	20,911
Defer tax assets, net of deferred tax liabilities	6,987
Total assets	33,113
Deferred revenue	(27,871)
Other payables	(14,342)
Total	(9,100)

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

(a)	The present value of long term accounts receivable and other receivables were calculated using 17% discount rate;
(b)	Property and equipment was valued using the cost approach;
(c)	Trademark was valued using the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;
(d)	Workforce was valued using the replacement cost approach;
(e)	All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.